NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2021
NET OPERATING REVENUE
NET OPERATING REVENUE

NOTE 39 - NET OPERATING REVENUE

	12/31/2021	12/31/2020	12/31/2019

Generation
Power supply for distribution companies	15,261,475	14,425,819	15,870,784
Power supply for end consumers	3,334,527	2,661,499	2,282,200
CCEE (a)	3,090,100	1,176,156	1,353,218
Revenue from operation and maintenance	4,220,474	3,982,409	3,549,019
Construction revenue	82,205	37,800	49,353
Financial effects of Itaipu	65,831	(13,566)	269,432
	26,054,612	22,270,117	23,374,006
Transmission
Revenue from operation and maintenance	5,967,866	5,443,107	4,255,148
Construction revenue (b)	1,535,840	778,202	753,025
Contractual financial revenue (c)	9,946,626	6,026,214	5,852,358
	17,450,332	12,247,523	10,860,531

Other revenues	925,906	710,591	768,764

	44,430,850	35,228,231	35,003,301
(-) Deductions from Operating Revenue
(-) ICMS	(1,124,432)	(995,304)	(926,475)
(-) PASEP and COFINS	(3,657,952)	(3,310,459)	(3,253,511)
(-) Sector charges	(2,022,289)	(1,832,748)	(1,771,906)
(-) Other Deductions (including ISS)	(9,936)	(9,207)	(9,280)
	(6,814,609)	(6,147,718)	(5,961,172)

Net operating revenue	37,616,241	29,080,513	29,042,129

(a)	In the fiscal year 2021, Eletrobras traded approximately R$1,426,062, corresponding to 1,116 GWh (in the fiscal year 2020, 234 GWh) on the CCEE short-term market for imports of energy.
(b)	The increase in construction revenue in the transmission segment in 2021, compared to the year 2020, is mainly due to the reestimates of the evolution of the execution of the transmission projects in progress and the ANEEL’s authorizations, carried out in the year, of RAPs for transmission projects completed.
(c)	The increase in contractual financial revenue is mainly due to the increase in contract restatement indexes with update based on the Broad National Consumer Price Index (IPCA). In 2021, the IPCA correction reached 9.63% compared to 4.38% in 2020.

Accounting Policy

Operating revenues are recognized in accordance with the guidelines of IFRS 15.

Revenue from PROINFA

In the relationship established between Eletrobras and PROINFA’s agents/suppliers, the Company concludes that the suppliers have control of the energy they generate or have the capacity to generate and transfer directly to consumers the control of the energy, without significant interference from Eletrobras. Therefore, in this case, Eletrobras is unable to determine or interrupt the power supply, except if the supplier does not meet the accreditation conditions established by the regulation that created PROINFA. Accordingly, based on the requirements contained in IFRS 15, the Company concluded that it acts as an agent, as it does not obtain control of the goods or services that are subsequently sold to the consumer.

Sale of energy and services

Generation

Revenue from contracts with customers is recognized when the performance obligation is satisfied, at an amount that reflects the consideration to which the Company expects to be entitled in exchange for the goods or services transferred, which must be allocated to that performance obligation. The revenue is recognized only when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services transferred to the customer, considering the customer’s ability and intention to pay that amount of consideration when it is due. Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. Revenue is recorded on a monthly basis.

For generation concessions extended under Law No. 12,783/2013, there was a change in the price regime to tariff, with periodic tariff revision in the same way already applied to the transmission activity until then. The tariff is calculated based on operating and maintenance costs, plus the additional revenue rate of 10%, and the revenue is accounted to cover for operating and maintenance expenses based on the cost incurred. Revenue is recorded on a monthly basis.

Transmission

According to the concession agreement, an energy transmitter is responsible for transporting electricity to the distribution points. To fulfill this responsibility, the electric power transmission company has two performance obligations:

a)	build; and
b)	maintain and operate the infrastructure.

As performance obligations are fulfilled, the Company records revenues according to the nature of the completed obligation. The Company understand that the obligation to build the transmission project is satisfied during the construction phase, with this, the construction revenues are recorded using an input method based on the construction costs incurred compared to the total costs expected to be incurred for the construction.